Leases (Amounts recognized in net earnings) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of leases [Abstract]
Interest expense on lease liabilities	$ 0.3
Expense relating to short-term leases for which recognition exemption has been used	2.7
Expense relating to leases of low-value assets for which recognition exemption has been used	0.1
Expense relating to variable lease payments not included in measurement of lease liabilities	98.1
Interest expense on leases	$ 101.2